Offerings - Offering: 1	Oct. 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 1,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87.00
Offering Note	This registration statement relates to the aggregate offering of $1,000,000 of shares of common stock, $0.0001 par value per share, of the Registrant. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.